Commitments	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
16.	Commitments:

(a)	Operating leases:

The Company has entered into operating leases for office space. Future minimum payments under the various operating leases are as follows:

2017	$414
2018	414
2019	379
2020	328
2021	187
Thereafter	546

Total minimum payments required	$2,268

Rent expense for the year ended December 31, 2016 was $614 (2015 - $655).

(b)	Commitments for clinical and other agreements:

The Company entered into various clinical and other agreements requiring it to fund future expenditures of $1,755 (2015 - $2,889).

(c)	Purchase commitments:

The Company has purchase commitments with certain suppliers who assist in the production of AGGRASTAT®. The amount of the purchase commitment is based on physical quantities manufactured; however, there is a minimum purchase obligation of $146 for years 2017 through 2020.